Note 23 Variation in liabilities under Insurance and Reinsurance Contracts analyzed by liabilities for the remaining coverage and liabilities for incurred claims (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Variations in liabilities under insurance and reinsurance contracts [Line Items]
Liabilities covered by insurance and reinsurance contracts	€ 10,981	€ 12,110	€ 10,131
Insurance service result	(1,524)	(1,509)	(1,289)
Insurance revenue	(3,627)	(3,494)	(2,897)
Insurance expense	2,103	1,985	1,607
Financial income (expense) from insurance contracts	1,366	(395)	564
Exchange rate differences from insurance contracts	317	(767)	1,067
Cash flows from insurance and reinsurance contracts	1,620	1,542	1,637
Liabilities covered by insurance and reinsurance contracts	12,760	10,981	12,110
Liabilities for remaining coverage [Member]
Variations in liabilities under insurance and reinsurance contracts [Line Items]
Liabilities covered by insurance and reinsurance contracts	9,835	10,900	9,157
Insurance service result	(3,432)	(3,371)	(2,822)
Insurance revenue	(3,627)	(3,494)	(2,897)
Insurance expense	195	124	75
Financial income (expense) from insurance contracts	1,355	(407)	563
Exchange rate differences from insurance contracts	294	(657)	1,008
Cash flows from insurance and reinsurance contracts	3,404	3,370	2,994
Liabilities covered by insurance and reinsurance contracts	11,456	9,835	10,900
Liabilities for incurred claims [member]
Variations in liabilities under insurance and reinsurance contracts [Line Items]
Liabilities covered by insurance and reinsurance contracts	1,146	1,210	974
Insurance service result	1,908	1,862	1,532
Insurance revenue	0	0	0
Insurance expense	1,908	1,862	1,532
Financial income (expense) from insurance contracts	11	12	1
Exchange rate differences from insurance contracts	23	(110)	59
Cash flows from insurance and reinsurance contracts	(1,784)	(1,828)	(1,357)
Liabilities covered by insurance and reinsurance contracts	€ 1,304	€ 1,146	€ 1,210